Convertible Preferred Shares - Disclosure of Movement in Preference Shares at End of Each Reporting Period (Detail) - Preferred Shares [Member] - Level 3 Fair Value [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	$ 511,861
Series C Preferred Shares [Member]
Disclosure of Movement in Preference Shares at End of Each Reporting Period [Line Items]
Beginning Balance	511,861	$ 322,215
Change in fair value	76,430	(23,669)
Conversion to common stock	$ (588,291)
Ending Balance		$ 298,546